Additional Notes - Summary of Sensitivity Analysis of Foreign Exchange Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase of Euro 10% [Member]
Foreign Exchange Rates [Line Items]
Foreign Exchange, Sensitivity Analysis	€ 15.6	€ 39.3	€ 16.8
Decrease Euro 10% [Member]
Foreign Exchange Rates [Line Items]
Foreign Exchange, Sensitivity Analysis	€ (19.7)	€ (48.0)	€ (25.6)